Note 6 - Warrants (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Share Price (in dollars per share)	$ 0.18			$ 0.18
Class of Warrant or Right, Exercised During Period (in shares)	0	3,278,337
Warrants and Rights Outstanding	$ 5,000
The Six Month Warrants Issued in Unit Offerings [Member]
Warrants and Rights Outstanding, Term (Month)	6 months	6 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1,131,580	1,849,284
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 0.23
The Six Month Warrants Issued in Unit Offerings [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 0.23
The Six Month Warrants Issued in Unit Offerings [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 0.4
The Five Year Warrants Issued in Unit Offerings [Member]
Warrants and Rights Outstanding, Term (Month)	5 years	5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1,131,580	2,278,232
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.29
The Five Year Warrants Issued in Unit Offerings [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 0.19
The Five Year Warrants Issued in Unit Offerings [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 0.5
Warrants Issued in Unit Offerings [Member]
Warrants and Rights Outstanding	$ 174,000	$ 230,000
Investors [Member]
Stock Issued During Period, Shares, Exercise of Warrants (in shares)		3,278,337
Proceeds from Warrant Exercises		$ 756,000